Customer Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S.:
Interest-bearing	$ 40,831	$ 39,649
Non-interest-bearing	360	10
Non-U.S.:
Interest-bearing	121	135
Non-interest-bearing	451	9
Total customer deposits	41,763	39,803
Card Member Credit Balances [Member]
U.S.:
Non-interest-bearing	340	0
Non-U.S.:
Non-interest-bearing	$ 437	$ 0